Prepaid Expenses and Other Current Assets - Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Current tax assets	$ 2,925	$ 4,583
Prepaid expenses	1,862	3,395
Others	3,184	3,623
Prepaid expenses and other current assets	$ 7,971	$ 11,601